JMM	Nuveen Multi-Market Income Fund Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 136.9% (99.2% of Total Investments)

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 109.1% (79.1% of Total Investments)

$941	321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	A2	$1,157,130
500	321 Henderson Receivables LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	558,590
390	321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	A2	474,804
253	321 Henderson Receivables VI LLC, Series 2010-1A, 144A	9.310%	7/15/61	Aaa	309,927
250	ACE Securities Corp Manufactured Housing Trust, Series 2003-MH1, 144A	6.500%	8/15/30	AA	272,365
500	Adams Outdoor Advertising LP, Series 2018-1 B, 144A	5.653%	11/15/48	BBB	518,408
1,679	American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/52	N/R	17
520	Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, 144A	4.723%	6/07/49	BBB	539,032
300	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-SRCH, 144A	5.122%	8/10/35	BBB–	331,267
500	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	502,541
54	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	Caa3	51,920
45	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	A+	45,654
32	Bayview Financial Acquisition Trust, Series 2006-D	5.932%	12/28/36	Aaa	32,979
16	Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AA+	15,731
400	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	Aa3	400,405
118	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	5.160%	3/25/33	Ba1	122,676
500	CHL GMSR Issuer Trust, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	4.768%	5/25/23	N/R	501,531
425	Citigroup Commercial Mortgage Trust 2015-GC29	4.280%	4/10/48	A–	448,812
600	Citigroup Commercial Mortgage Trust 2016-P5, Series CGCMT 2016-P5 D, 144A	3.000%	10/10/49	BBB–	546,382
500	Citigroup Commercial Mortgage Trust 2019-PRM, 144A	4.350%	5/10/36	Baa3	522,160
450	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD5, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.828%	12/15/36	BBB–	449,717
775	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.254%	3/10/48	A–	823,616
511	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.634%	10/10/48	A–	548,036
313	Common bond Student Loan Trust, Series 2017-BGC, 144A	4.440%	9/25/42	Aa3	311,693
1,000	Connecticut Avenue Securities Trust 2019-R03, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	4.168%	9/25/31	Aaa	1,004,776
1,000	Connecticut Avenue Securities Trust 2019-R05, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	4.018%	7/25/39	B+	1,002,406
117	Countrywide Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2003-J3	5.250%	11/25/33	Aaa	119,347
119	Countrywide Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2004-J2	6.500%	3/25/34	AA+	121,325
198	Countrywide Asset-Backed Certificates Trust, Series 2004-13	5.103%	5/25/35	Aaa	199,853
147	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	115,074
444	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.174%	4/25/33	AAA	460,275
91	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	D	5,745
20	Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass- Through Certificates, Series 2004-6	5.821%	4/25/35	Baa1	19,846
369	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	5.403%	12/25/37	AA	374,354
250	CSMC 2014-USA OA LLC 2014 E, 144A	4.373%	9/15/37	BB–	240,001
1,179	DB Master Finance LLC 2017 1-A, 144A	4.030%	11/20/47	BBB	1,221,397
1,161	Dominos Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	1,215,381
122	Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A A2II, 144A	3.082%	7/25/47	BBB+	122,915
612	Driven Brands Funding LLC, HONK-2018-1A, 144A	4.739%	4/20/48	BBB–	641,577
1,468	Driven Brands Funding LLC, HONK-2019-1A, 144A	4.641%	4/20/49	BBB–	1,546,158
26	Fannie Mae Mortgage Pool FN 323702, (4)	6.000%	5/01/29	N/R	28,806
15	Fannie Mae Mortgage Pool FN 596680, (4)	7.000%	9/1/31	N/R	17,002

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$15	Fannie Mae Mortgage Pool FN 709700, (4)	5.500%	6/01/33	N/R	$16,690
6	Fannie Mae Mortgage Pool FN 745279, (4)	5.000%	2/01/21	N/R	6,604
86	Fannie Mae Mortgage Pool FN 745324, (4)	6.000%	3/01/34	Aaa	94,336
44	Fannie Mae Mortgage Pool FN 763687, (4)	6.000%	1/01/34	N/R	49,227
71	Fannie Mae Mortgage Pool FN 766070, (4)	5.500%	2/01/34	N/R	79,263
55	Fannie Mae Mortgage Pool FN 810225, (4)	6.000%	1/01/35	N/R	63,068
32	Fannie Mae Mortgage Pool FN 828346, (4)	5.000%	7/01/35	N/R	35,780
15	Fannie Mae Mortgage Pool FN 878059, (4)	5.500%	3/01/36	N/R	17,366
13	Fannie Mae Mortgage Pool FN 882685, (4)	6.000%	6/01/36	N/R	14,508
56	Fannie Mae Mortgage Pool FN 888284, (4)	5.500%	4/01/37	N/R	63,048
55	Fannie Mae Mortgage Pool FN 995018, (4)	5.500%	6/01/38	N/R	62,525
1,186	Fannie Mae Mortgage Pool FN AW4182, (4)	3.500%	2/01/44	N/R	1,241,396
1,143	Fannie Mae Mortgage Pool FN BM5024, (4)	3.000%	11/01/48	Aaa	1,166,932
460	Fannie Mae Mortgage Pool FN BM5839, (4)	3.500%	11/01/47	Aaa	486,006
568	Fannie Mae Mortgage Pool FN BM6038, (4)	4.000%	1/01/45	Aaa	604,245
2,698	Fannie Mae Mortgage Pool FN MA3305, (4)	3.500%	3/01/48	N/R	2,794,406
2,434	Fannie Mae Mortgage Pool FN MA3444, (4)	4.500%	8/01/48	Aaa	2,559,783
5,048	Fannie Mae Mortgage Pool FN MA3536, (4)	4.000%	12/01/48	Aaa	5,246,752
1,500	Fannie Mae Mortgage Pool FNCL 3 10/19, (MDR), (WI/DD)	3.000%	10/10/49	Aaa	1,522,852
85	Fannie Mae REMIC, Series 2002-W1	5.702%	2/25/42	Aaa	92,813
421	Fannie Mae REMIC, Series 2003-W1	3.408%	12/25/42	AAA	146,463
278	Fannie Mae REMIC, Series 2018-81	3.000%	11/25/48	Aaa	39,168
500	Finance of America Structured Securities Trust 2018-HB1, 144A	4.392%	9/25/28	Baa1	499,570
1,276	Focus Brands Funding LLC, Series 2017-1A, 144A	5.093%	4/30/47	BBB	1,332,429
19	Freddie Mac Gold Pool C00676, (4)	6.500%	11/01/28	N/R	21,050
2,661	Freddie Mac Gold Pool G08528, (4)	3.000%	4/01/43	Aaa	2,743,693
1,084	Freddie Mac Gold Pool G08566, (4)	3.500%	1/01/44	N/R	1,136,199
1,037	Freddie Mac Gold Pool G08572, (4)	3.500%	2/01/44	Aaa	1,086,673
2,226	Freddie Mac Gold Pool G08747, (4)	3.000%	2/01/47	Aaa	2,278,901
1,403	Freddie Mac Gold Pool G18497, (4)	3.000%	1/01/29	N/R	1,441,803
1,512	Freddie Mac Gold Pool G60138, (4)	3.500%	8/01/45	Aaa	1,601,700
1,722	Freddie Mac Gold Pool Q40718, (4)	3.500%	5/01/46	N/R	1,789,714
2,401	Freddie Mac Gold Pool Q40841, (4)	3.000%	6/01/46	N/R	2,461,170
250	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2014-K714, 144A	3.986%	1/25/47	A3	253,215
500	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K724, 144A	3.599%	11/25/23	BBB–	505,732
1,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STARC 2019-HQA1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.368%	2/25/49	B+	1,007,548
500	GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	305,515
81	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	D	79,562
476	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	534,788
40	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	4.654%	10/25/33	A	40,479
416	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP1, 144A	8.500%	1/25/35	B2	476,374
581	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	AAA	632,758
594	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	AAA	631,383
374	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A3, 144A	8.000%	9/25/35	B3	410,657
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2013-GC16, 144A	5.488%	11/10/46	Baa3	542,720
550	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC30	4.191%	5/10/50	N/R	575,761
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	476,252
186	Government National Mortgage Association Pool 604567, (4)	5.500%	8/15/33	N/R	211,159
93	Government National Mortgage Association Pool 631574, (4)	6.000%	7/15/34	N/R	106,006
257	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	242,378

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$500	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, 144A	3.000%	10/15/50	BBB–	$453,336
282	JPMorgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	235,866
500	JPMorgan Chase Commercial Mortgage Securities Corporation, Series 2016-JP4, 144A	3.577%	12/15/49	BBB–	459,919
500	JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.881%	1/05/31	BBB–	512,815
324	Master Performing Loan Trust 2005-1, 144A	7.500%	8/25/34	D	333,174
872	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AA+	935,713
750	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	814,238
60	Mid-State Trust 2004-A	8.900%	8/15/37	A1	67,042
455	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	474,656
389	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	413,715
241	Mid-State Trust XI	5.598%	7/15/38	BBB	259,018
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.745%	1/15/49	A3	533,567
81	Morgan Stanley Mortgage Loan Trust, Pass Through Certificates, 2006-2	5.750%	2/25/36	N/R	83,283
267	Mortgage Asset Securitization Transaction inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	Aaa	285,924
279	Mortgage Asset Securitization Transaction inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	AA+	297,777
258	Mortgage Asset Securitization Transactions inc., Mortgage Pass Through Certificates, Series 2003-11	5.250%	12/25/33	A	264,108
500	MSCG Trust 2015-ALDR, 144A	3.577%	6/07/35	BBB–	477,791
348	New Residential Mortgage LLC, Series 2018-FNT1, 144A	4.690%	5/25/23	N/R	352,978
361	New Residential Mortgage LLC, Series 2018-FNT2, 144A	4.920%	7/25/54	N/R	371,537
478	New Residential Mortgage Loan Trust, Series 2014-1A, 144A	6.071%	1/25/54	BBB	513,214
780	New Residential Mortgage Loan Trust, Series 2015-2A, 144A	5.538%	8/25/55	Baa3	832,728
320	NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, 144A	4.374%	1/25/23	N/R	321,897
332	NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, 144A	4.593%	2/25/23	N/R	335,091
500	Oak Hill Advisors Residential Loan Trust, Series OHART 2017-NPL1, 144A	5.000%	6/25/57	N/R	497,511
495	Planet Fitness Master Issuer LLC, Series PLNT 2018-1A, 144A	4.666%	9/05/48	BBB–	518,676
500	PNMAC GMSR Issuer Trust, Series 2018-FT1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.368%	4/25/23	N/R	497,268
500	PNMAC GMSR Issuer Trust, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.868%	2/25/23	N/R	500,298
500	PNMAC GMSR Issuer Trust, Series 2018-GT2, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	4.668%	8/25/25	N/R	501,761
500	Progress Residential Trust, Series 2017- SFR2, 144A	3.595%	12/17/34	Baa2	504,111
390	RALI Trust, Series RALI 2005-QS12	5.500%	8/25/35	Caa2	381,727
485	RBS Commercial Funding inc. 2013-SMV Trust, 144A	3.704%	3/11/31	A+	486,310
399	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass Through Certificates, Series 2004-KS1	5.721%	2/25/34	AA+	407,457
500	RMF Buyout Issuance Trust 2018-1, 144A	4.448%	11/25/28	Baa3	500,443
127	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	128,308
571	Sonic Capital LLC, Series 2013-1A, 144A	3.750%	7/20/43	BBB	570,562
496	Sonic Capital LLC, Series 2018-1A, 144A	4.026%	2/20/48	BBB	508,194
400	SPS Servicer Advance Receivables Trust 2018-T1, 144A	4.500%	10/17/50	BBB	405,322
750	STACR Trust, Series 2018-HRP2, 144A, (1-Month LIBOR reference rate + 2.400% spread), (3)	4.418%	2/25/47	BBB–	766,126
381	STARR Trust, Series 2018-1, 144A	4.089%	5/15/43	A	389,146
243	Structured Receivables Finance 2010-A LLC, 144A	5.218%	1/16/46	AAA	254,589
611	Taco Bell Funding LLC, Series 2016-1A A23, 144A	4.970%	5/25/46	BBB	648,681
489	Taco Bell Funding LLC, Series 2016-1A A2II, 144A	4.377%	5/25/46	BBB	495,524
376	Thunderbolt Aircraft Lease Ltd, Series 2017A, 144A	4.212%	5/17/32	A	384,340
450	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, 144A	4.211%	3/10/46	A3	462,407
225	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, 144A	3.649%	3/10/46	Aa3	230,889
500	Vericrest Opportunity Loan Trust, Series 2019-NPL2, 144A	6.292%	2/25/49	N/R	503,195
500	Verus Securitization Trust, Series 2017-1A, 144A	5.273%	1/25/47	A	498,832
750	VOLT LXIX LLC, Series VOLT 2018-NPL5, 144A	5.804%	8/25/48	N/R	747,450
500	VOLT LXX LLC, Series VOLT 2018-NPL6, 144A	5.805%	9/25/48	N/R	503,228
315	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS4	5.500%	2/25/33	N/R	323,477

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$20	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.124%	8/25/38	Aaa	$20,919
982	Wendy’s Funding LLC, Series 2018-1A, 144A	3.573%	3/15/48	BBB	998,063
499	Wendy’s Funding LLC, Series 2019-1A, 144A	3.783%	6/15/49	BBB	510,042
250	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	Aa2	256,854
750	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A1	775,231
$82,249	Total Asset-Backed and Mortgaged-Backed Securities (cost $80,633,443)				82,576,379

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 23.9% (17.3% of Total Investments)

	Aerospace & Defense – 0.4%

$125	Bombardier Inc, 144A	7.875%	4/15/27	B	$124,481
150	Triumph Group Inc	5.250%	6/01/22	CCC+	149,190
275	Total Aerospace & Defense				273,671

	Auto Components – 0.3%

200	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	8.500%	5/15/27	B	202,500

	Automobiles – 0.2%

100	Ford Motor Co, (4)	7.450%	7/16/31	BBB	114,729

	Banks – 0.3%

225	Quicken Loans Inc, 144A	5.250%	1/15/28	Ba1	232,200

	Building Products – 0.3%

200	American Woodmark Corp, 144A	4.875%	3/15/26	BB	201,500

	Capital Markets – 0.6%

200	Donnelley Financial Solutions Inc.	8.250%	10/15/24	B	207,500
225	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.250%	8/15/24	BB–	224,156
425	Total Capital Markets				431,656

	Chemicals – 1.7%

250	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A, (WI/DD)	11.000%	4/15/25	B–	250,000
200	CF Industries Inc	3.450%	6/01/23	BB+	203,000
250	Chemours Co	5.375%	5/15/27	BB–	215,633
375	NOVA Chemicals Corp, 144A	5.000%	5/01/25	BBB–	381,562
250	OCI NV, 144A	6.625%	4/15/23	BB	261,550
1,325	Total Chemicals				1,311,745

	Commercial Services & Supplies – 1.5%

100	APX Group Inc	8.750%	12/01/20	CCC	98,250
225	Covanta Holding Corp	5.875%	7/01/25	B1	234,562
250	GFL Environmental Inc, 144A	7.000%	6/01/26	CCC+	263,125
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	208,260
78	RR Donnelley & Sons Co	7.875%	3/15/21	B–	80,535
250	Waste Pro USA Inc, 144A	5.500%	2/15/26	B+	257,740
1,103	Total Commercial Services & Supplies				1,142,472

	Communications Equipment – 0.1%

100	CommScope Inc, 144A	8.250%	3/01/27	B–	97,344

	Consumer Finance – 0.6%

200	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B–	174,500
250	Discover Financial Services, (4)	4.100%	2/09/27	BBB+	266,071
450	Total Consumer Finance				440,571

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 1.8%

$99	Frontier Communications Corp	8.500%	4/15/20	CCC	$51,480
500	Qwest Corp	6.750%	12/01/21	BBB–	540,380
200	Sprint Capital Corp	6.875%	11/15/28	B+	218,040
200	Telenet Finance Luxembourg Notes Sarl, 144A	5.500%	3/01/28	BB+	209,460
300	Zayo Group LLC / Zayo Capital Inc, 144A	5.750%	1/15/27	B	306,690
1,299	Total Diversified Telecommunication Services				1,326,050

	Electric Utilities – 0.2%

200	Talen Energy Supply LLC	6.500%	6/01/25	B3	152,000

	Energy Equipment & Services – 1.1%

250	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	265,303
250	Ensign Drilling Inc, 144A	9.250%	4/15/24	BB–	233,750
200	Transocean Inc, 144A	9.000%	7/15/23	B–	207,500
250	Valaris plc	7.750%	2/01/26	B–	133,800
950	Total Energy Equipment & Services				840,353

	Equity Real Estate Investment Trust – 0.3%

250	Iron Mountain Inc, 144A	5.250%	3/15/28	BB–	258,430

	Food & Staples Retailing – 0.4%

250	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB–	278,125

	Food Products – 0.3%

200	Post Holdings Inc, 144A	5.625%	1/15/28	B+	212,000

	Gas Utilities – 0.7%

250	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	BB	268,437
55	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	52,388
200	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	204,404
505	Total Gas Utilities				525,229

	Health Care Providers & Services – 0.8%

146	Encompass Health Corp	5.750%	11/01/24	B+	147,526
175	HCA Inc, (4)	5.250%	6/15/26	BBB–	194,897
250	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	259,975
571	Total Health Care Providers & Services				602,398

	Health Care Technology – 0.1%

200	Exela Intermediate LLC / Exela Finance Inc, 144A	10.000%	7/15/23	CCC+	111,500

	Hotels, Restaurants & Leisure – 0.3%

250	Viking Cruises Ltd, 144A	5.875%	9/15/27	B+	264,900

	Household Durables – 1.0%

200	Beazer Homes USA Inc	5.875%	10/15/27	B–	194,250
250	M/I Homes Inc	5.625%	8/01/25	BB–	257,500
300	Mattamy Group Corp, 144A	6.500%	10/01/25	BB	315,000
750	Total Household Durables				766,750

	Insurance – 0.6%

250	Genworth Holdings Inc	4.800%	2/15/24	B	230,000
250	Nationstar Mortgage Holdings Inc, 144A	8.125%	7/15/23	B	260,625
500	Total Insurance				490,625

	Leisure Products – 0.3%

250	Mattel Inc, 144A	6.750%	12/31/25	BB–	260,860

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.5%

$200	Mueller Water Products Inc, 144A	5.500%	6/15/26	BB	$209,000
150	Navistar International Corp, 144A	6.625%	11/01/25	B+	152,250
30	Titan Acquisition Ltd / Titan Co-Borrower LLC, 144A	7.750%	4/15/26	CCC+	28,125
380	Total Machinery				389,375

	Media – 2.6%

500	Altice France SA/France, 144A	7.375%	5/01/26	B	536,730
300	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB–	329,693
250	Entercom Media Corp, 144A	7.250%	11/01/24	B–	258,750
200	National CineMedia LLC	6.000%	4/15/22	Ba3	202,000
250	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	250,700
200	Quebecor Media Inc	5.750%	1/15/23	Ba2	217,500
200	VTR Finance BV, 144A	6.875%	1/15/24	BB–	205,750
1,900	Total Media				2,001,123

	Metals & Mining – 1.0%

250	Alcoa Nederland Holding BV, 144A	6.125%	5/15/28	BB+	266,225
150	Freeport-McMoRan Inc	3.875%	3/15/23	Ba1	151,125
100	Freeport-McMoRan Inc	5.250%	9/01/29	Ba1	99,729
250	Tronox Inc, 144A	6.500%	4/15/26	B–	238,125
750	Total Metals & Mining				755,204

	Oil, Gas & Consumable Fuels – 2.0%

250	Denbury Resources Inc, 144A	9.000%	5/15/21	B	231,875
250	Enable Midstream Partners LP	4.400%	3/15/27	BBB–	250,850
100	EnLink Midstream LLC	5.375%	6/01/29	BBB–	95,500
200	Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	191,500
275	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	284,969
200	Southwestern Energy Co	7.500%	4/01/26	BB	174,000
250	Whiting Petroleum Corp	6.625%	1/15/26	BB–	168,750
100	WPX Energy Inc	5.250%	10/15/27	BB	100,750
1,625	Total Oil, Gas & Consumable Fuels				1,498,194

	Pharmaceuticals – 0.2%

220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	BB	180,400

	Real Estate Management & Development – 0.7%

250	Hunt Cos Inc, 144A	6.250%	2/15/26	BB–	245,000
250	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	256,485
500	Total Real Estate Management & Development				501,485

	Road & Rail – 1.0%

200	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	6.375%	4/01/24	BB	208,750
250	Hertz Corp, 144A	7.625%	6/01/22	B+	260,313
250	United Rentals North America Inc	4.875%	1/15/28	BB–	260,000
700	Total Road & Rail				729,063

	Software – 0.3%

200	CDK Global Inc	5.875%	6/15/26	BB+	212,750

	Specialty Retail – 1.1%

205	L Brands Inc.	6.875%	11/01/35	Ba1	178,043
200	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	189,500
250	PGT Escrow Issuer Inc, 144A	6.750%	8/01/26	B	269,375
200	Staples Inc, 144A	10.750%	4/15/27	B–	205,500
855	Total Specialty Retail				842,418

	Wireless Telecommunication Services – 0.6%

250	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	271,365

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$200	Level 3 Financing Inc	5.250%	3/15/26	BB	$207,970
450	Total Wireless Telecommunication Services				479,335
$18,158	Total Corporate Bonds (cost $18,132,250)				18,126,955

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.5% (1.1% of Total Investments)

	Argentina – 0.1%

$200	Argentine Republic Government International Bond	4.625%	1/11/23	Caa2	$83,302

	Bahrain – 0.4%

250	Bahrain Government International Bond, 144A	7.000%	10/12/28	BB–	280,298

	Egypt – 0.6%

400	Egypt Government International Bond, 144A	5.875%	6/11/25	B+	409,000

	El Salvador – 0.1%

100	El Salvador Government International Bond, 144A	5.875%	1/30/25	B+	102,876

	Sri Lanka – 0.3%

250	Sri Lanka Government International Bond, 144A	6.125%	6/03/25	B	242,498
$1,200	Total Sovereign Debt (cost $1,183,340)				1,117,974

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 0.8% (0.6% of Total Investments)

	Banks – 0.5%

$200	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (6)	Ba2	$203,600
200	Societe Generale SA, 144A	6.750%	N/A (6)	BB+	203,750
400	Total Banks				407,350

	Capital Markets – 0.3%

200	UBS Group Funding Switzerland AG, 144A	7.000%	N/A (6)	BBB–	212,400
$600	Total Contingent Capital Securities (cost $600,000)				619,750

Principal Amount (000)	Description (1)	Optional Call Provisions (7)		Ratings (2)	Value

	MUNICIPAL BONDS – 0.7% (0.5%of Total Investments)

	Illinois – 0.7%

$500	Illinois State, General Obligation Bonds, Pension Funding Series 2003, 5.100%, 6/01/33	No Opt. Call		BBB	$542,000
$500	Total Municipal Bonds (cost $515,778)				542,000

Shares	Description (1), (8)				Value

	INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)

32,000	BlackRock Credit Allocation Income Trust				$435,840
	Total Investment Companies (cost $395,554)				435,840

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3% (0.2% of Total Investments)

	Commercial Services & Supplies – 0.3%

$200	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	$216,000
$200	Total $1,000 Par (or similar) Institutional Preferred (cost $202,831)				216,000
	Total Long-Term Investments (cost $101,663,196)				103,634,898

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.1% (0.8% of Total Investments)

	REPURCHASE AGREEMENTS – 1.1% (0.8% of Total Investments)

$819	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $818,657, collateralized $780,000 U.S. Treasury Notes, 2.375%, due 5/15/29, value $835,357	0.850%	10/01/19		$818,638
	Total Short-Term Investments (cost $818,638)				818,638
	Total Investments (cost $102,481,834) – 138.0%				104,453,536
	Reverse Repurchase Agreements – (36.6)% (9)				(27,749,000)
	Other Assets Less Liabilities – (1.4)% (10)				(990,787)
	Net Assets Applicable to Common Shares – 100%				$75,713,749

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount*	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(25)	12/19	$(5,403,855)	$(5,387,500)	$16,355	$781
U.S. Treasury 10-Year Note	Short	(40)	12/19	(5,275,325)	(5,212,500)	62,824	3,125
U.S. Treasury 10-Year Ultra Note	Short	(16)	12/19	(2,312,962)	(2,278,500)	34,463	500
U.S. Treasury Long Bond	Short	(11)	12/19	(1,819,870)	(1,785,438)	34,433	344
U.S. Treasury Ultra Bond	Long	28	12/19	5,494,233	5,373,375	(120,858)	1,750
Total				$(9,317,779)	$(9,290,563)	$27,217	$6,500
*	The aggregate amount of long and short positions is $5,494,233 and $(14,812,012), respectively.

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(861,357)	$(861,357)

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$82,576,379	$—	$82,576,379
Corporate Bonds	—	18,126,955	—	18,126,955
Sovereign Debt	—	1,117,974	—	1,117,974
Contingent Capital Securities	—	619,750	—	619,750
Municipal Bonds	—	542,000	—	542,000
Investment Companies	435,840	—	—	435,840
$1,000 Par (or similar) Institutional Preferred	—	216,000	—	216,000

Short-Term Investments:
Repurchase Agreements	—	818,638	—	818,638

Investments in Derivatives:
Futures Contracts*	27,217	—	—	27,217
Interest Rate Swaps*	—	(861,357)	—	(861,357)
Total	$463,057	$103,156,339	$—	$103,619,396
*	Represents net unrealized appreciation (depreciation).

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for derivatives and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $29,557,259 have been pledged as collateral for reverse repurchase agreements.

(5)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Perpetual security. Maturity date is not applicable.

(7)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgagebacked securities may be subject to periodic principal paydowns.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Reverse Repurchase Agreements as a percentage of Total Investments is 26.6%.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not applicable

WI/DD	Purchased on a when-issued or delayed delivery basis.